BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 19,364	$ 997	$ 13,294
Brokerage Account	167,389	0
Total Current Assets	186,753	997	13,294
Property and Equipment, net	4,780	28,882	50,565
Total Assets	191,533	29,879	63,859
Current liabilities
Accounts payable and accrued expenses	143,227	210,223	207,125
Accounts payable and accrued expenses to related party	343,296	80,664	61,156
Convertible notes payable to related parties, net of discount	6,000	760	13,040
Convertible notes payable, net of debt discount			8,498
Current portion of long-term debt		30,681	10,403
Deferred Revenue - related party	15,583	0	50,000
Finance lease obligation, current	28,393	30,681
Total Current Liabilities	536,499	322,328	350,222
Non-Current liabilities
Long-term debt		25,976	42,879
EIDL Loan	4,000	0
Finance lease obligation, non-current	14,505	25,976
Total Liabilities	555,004	348,304	393,101
Stockholders' deficit
Preferred Stock, 20,000,000 shares authorized, authorized at $0.001 par value, none issued or outstanding	0	0
Common Stock, 450,000,000 authorized at $0.001 par value; 12,898,753 and 11,766,766 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	12,899	11,766	11,823
Stock Payable	750	43,764	18,756
Additional paid-in capital	12,503,340	11,418,103	11,279,211
Accumulated deficit	(12,880,461)	(11,792,059)	(11,639,033)
Total stockholders' deficit	(363,471)	(318,425)	(329,242)
Total liabilities and stockholders' deficit	191,533	29,879	63,859
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred Stock, 20,000,000 shares authorized, authorized at $0.001 par value, none issued or outstanding	$ 1	$ 1	$ 1